Fees Summary	Nov. 26, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,500,000,000
Previously Paid Amount	0
Total Fee Amount	229,650
Total Offset Amount	0
Net Fee	229,650
Narrative - Max Aggregate Offering Price	$ 1,500,000,000
Final Prospectus	true